Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		90 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
Income from operations: [Abstract]
Revenue
Cost of sales
Gross Profit
General and administrative expenses	133,388	12,686	259,541	23,234	809,365
Net (loss) from operations	(133,388)	(12,686)	(259,541)	(23,234)	(809,365)
Interest expense	(9,979)	0	(20,610)	0	(36,010)
Depreciation and amortization	(1,538)	(400)	(2,537)	(1,001)	(16,287)
Amortization of deferred compensation	(222,083)	0	(444,166)	0	(666,249)
Total other income (expenses)	(233,600)	(400)	(467,313)	(1,001)	(718,546)
Net (loss)	$ (366,988)	$ (13,086)	$ (726,854)	$ (24,235)	$ (1,527,911)
Net (loss) per common share - basic and diluted	$ (0.001)	$ 0.000	$ (0.002)	$ 0.000
Weighted average common shares outstanding - basic and diluted	443,000,686	394,435,897	443,000,686	380,250,860